Retail | Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Conservative Growth Fund
Investment Objective
The Fund seeks to provide current income and low to moderate capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard LifeStrategy Conservative Growth Fund Investor Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard LifeStrategy Conservative Growth Fund Investor Shares
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.13%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard LifeStrategy Conservative Growth Fund | Investor Shares | USD ($)	13	42	73	166

Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund’s assets to bonds and 40% to common stocks. The targeted percentage of the Fund’s assets allocated to each of the underlying funds is:

•	Vanguard Total Bond Market II Index Fund	42%
•	Vanguard Total Stock Market Index Fund	24%
•	Vanguard Total International Bond Index Fund	18%
•	Vanguard Total International Stock Index Fund	16%

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure). The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because fixed income securities such as bonds usually are less volatile than stocks and because the Fund invests more than half of its assets in fixed income securities, the Fund’s overall level of risk should be low to moderate.

• With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including the following: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• With a target allocation of approximately 40% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard LifeStrategy Conservative Growth Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 9.58% (quarter ended September 30, 2009), and the lowest return for a quarter was –9.98% (quarter ended December 31, 2008).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Retail - Vanguard LifeStrategy Conservative Growth Fund		1 Year	5 Years	10 Years
Investor Shares		5.96%	6.15%	4.39%
Investor Shares | Return After Taxes on Distributions		5.06%	5.08%	3.39%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares		3.57%	4.52%	3.15%
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	2.65%	2.23%	4.34%
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	[1]	2.75%	2.24%
Dow Jones U.S. Total Stock Market Float Adjusted Index	[1]	12.62%	14.59%	7.18%
Conservative Growth Composite Index	[1]	6.11%	6.35%	4.99%
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.